Summary of Significant Accounting Policies - Schedule of Other Assets and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other assets:
Manufactured homes	$ 63,495	$ 69,217	$ 12,707
Notes receivable	40,664	38,418	3,579
Investment-related reserves and deposits	10,389	11,127	32,325
Furniture, fixtures and equipment, net	6,955	6,977	6,821
Prepaid expenses	4,706	5,361	3,412
Timeshare	386	462	3,467
Other	10,368	13,491	15,817
Total	136,963	145,053	78,128
Other liabilities:
PE Investment III deferred purchase price (refer to Note 6)	39,760	39,760	0
Unearned revenue	2,406	2,029	46,677
Security deposits	9,515	9,294	5,247
Below-market leases	8,324	8,700	28,098
Other	13,727	14,091	6,053
Total	$ 73,732	$ 73,874	$ 86,075